Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Total operating expenses	$ 1,586,799	$ 275,269
Loss from operations	(1,586,799)	(275,269)	$ (795,613)
Other income (expense)
Interest earned on marketable securities held in Trust Account	30,338	676,375	744,021
Other (expense) income, net	(9,697,262)	265,375
Net loss	$ (11,284,061)	$ (9,894)	$ (1,531,192)
Income (loss) per common share:
Basic and diluted		$ (0.19)	$ (0.63)
Weighted average common shares outstanding:
Diluted	17,910,000		17,910,000
SHAPEWAYS, INC
Revenue, net	$ 17,638,000	$ 14,921,000	$ 31,775,000	$ 33,511,000
Cost of revenue	9,216,000	8,624,000	17,903,000	21,337,000
Gross profit	8,422,000	6,297,000	13,872,000	12,174,000
Operating expenses
Selling, general and administrative	6,147,000	5,614,000	10,752,000	13,062,000
Research and development	2,426,000	2,773,000	5,592,000	5,246,000
Amortization and depreciation	67,000	76,000
Total operating expenses	8,640,000	8,463,000	16,493,000	18,627,000
Loss from operations	(218,000)	(2,166,000)	(2,621,000)	(6,453,000)
Other income (expense)
Long-term debt forgiveness	2,000,000
Interest expense	(281,000)	(303,000)	(582,000)	(535,000)
Other income	1,000	3,000	9,000	124,000
Interest earned on marketable securities held in Trust Account			1,000	4,000
Loss on disposal of			(4,000)	(11,000)
Loss on disposal of assets		(4,000)
Other (expense) income, net	1,720,000	(304,000)	(576,000)	(418,000)
Income (loss) before income tax benefit	1,502,000	(2,470,000)	(3,197,000)	(6,871,000)
Income tax benefit	(71,000)		(29,000)	102,000
Net loss	1,573,000	(2,470,000)	(3,168,000)	(6,973,000)
Foreign currency translation adjustment	(17,000)	(33,000)	83,000	(49,000)
Comprehensive income (loss)	$ 1,556,000	$ (2,503,000)	$ (3,085,000)	$ (7,022,000)
Income (loss) per common share:
Basic	$ 0.07	$ (0.12)
Diluted	$ 0.04	$ (0.12)
Basic and diluted			$ (0.12)	$ (0.35)
Weighted average common shares outstanding:
Basic and diluted			25,403,048,000	20,276,598,000
Basic	21,655,829	20,571,122
Diluted	44,898,589	20,571,122